Company level financial information (Tables)	12 Months Ended
Dec. 31, 2024
Company level financial information
Summary of condensed statement of profit or loss

			For the six	For the year
			months ended	ended
	For the year ended June 30,		December 31,	December 31,
	2022	2023	2023	2024
	RMB’000	RMB’000	RMB’000	RMB’000
Other income	6,038	6,468	10,433	12,719
General and administrative expenses	(19,038)	(37,854)	(20,345)	(20,138)
Other net income/(loss)	6,607	(11,418)	5,558	(554)
Operating loss	(6,393)	(42,804)	(4,354)	(7,973)
Finance income	2,930	25,608	44,400	8,750
Share of loss of equity-accounted investee, net of tax	(8,162)	—	—	—
(Loss)/profit before taxation	(11,625)	(17,196)	40,046	777
Income tax expense	—	—	(3,137)	—
(Loss)/profit for the year/period	(11,625)	(17,196)	36,909	777

Summary of condensed statement of profit or loss and other comprehensive income

			For the	For the year
			six months ended	ended
	For the year ended June 30,		December 31,	December 31,
	2022	2023	2023	2024
	RMB’000	RMB’000	RMB’000	RMB’000
(Loss)/profit for the year/period	(11,625)	(17,196)	36,909	777
Items that may be reclassified subsequently to profit or loss:
Exchange differences on translation of financial statements of the Company	174,150	383,743	(86,224)	36,184
Other comprehensive income/(loss) for the year/period	174,150	383,743	(86,224)	36,184
Total comprehensive income/(loss) for the year/period	162,525	366,547	(49,315)	36,961

Summary of condensed statement of financial position

	Note	As at June 30,	As at December 31,
		2023	2023	2024
		RMB’000	RMB’000	RMB’000
ASSETS
Non-current assets
Investments in subsidiaries
- Cost-accounted investments in subsidiaries		2,300,637	2,259,187	2,288,729
- Amounts due from subsidiaries		1,443,759	1,508,405	723,420

		3,744,396	3,767,592	3,012,149
Current assets
Other receivables		7,703	2,450	4,094
Cash and cash equivalents		1,225,474	372,459	8,706
Term deposits		361,371	145,587	—

		1,594,548	520,496	12,800

Total assets		5,338,944	4,288,088	3,024,949

EQUITY
Share capital	22(a)	95	95	94
Additional paid-in capital	22(a)	7,257,080	6,333,584	4,686,201
Other reserves		(1,242,585)	(1,401,580)	(1,290,819)
Accumulated losses		(726,810)	(689,901)	(689,124)

Total equity		5,287,780	4,242,198	2,706,352

LIABILITIES
Non-current liabilities
Deferred income		8,821	5,297	—
		8,821	5,297	—
Current liabilities
Other payables		35,565	33,950	313,221
Deferred income		6,778	6,643	5,376

		42,343	40,593	318,597

Total liabilities		51,164	45,890	318,597

Total equity and liabilities		5,338,944	4,288,088	3,024,949

Summary of condensed statement of cash flow

			For the	For the year
			six months ended	ended
	For the year ended June 30,		December 31,	December 31,
	2022	2023	2023	2024
	RMB’000	RMB’000	RMB’000	RMB’000
Net cash used in operating activities	(16,177)	(43,240)	(22,277)	(19,192)
Net cash from investing activities	120,173	528,830	259,852	932,096
Net cash (used in)/from financing activities	(395,322)	43,396	(1,083,077)	(1,276,775)
Net (decrease)/increase in cash and cash equivalents	(291,326)	528,986	(845,502)	(363,871)
Cash and cash equivalents at beginning of the year/period	925,638	646,921	1,225,474	372,459
Effect of movements in exchange rates on cash held	12,609	49,567	(7,513)	118
Cash and cash equivalents at end of the year/period	646,921	1,225,474	372,459	8,706